Fair Value Measurements	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements
The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of June 30, 2022, by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-U.S. Treasury Securities (1)	$230,291,764	$—	$—
Liabilities:
Derivative warrant liabilities-Class 1 Warrants	$6,670,000	$—	$—
Derivative warrant liabilities-Private Placement Warrants	$—	$—	$4,640,000

(1)	Excludes $3,135 of cash balance held within the Trust Account
Transfers to/from Levels 1, 2 and 3 are recognized at
the beginning of the reporting period. The estimated fair value of Class 1 Warrants was transferred from a Level 3 fair value measurement to a Level 1 measurement as a result of the Class 1 Warrants being separately listed and traded in April 2022.
Level 1 assets include investments in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
For periods where no observable traded price is available, the fair value of the Class 1 Warrants has been estimated using a Monte Carlo simulation. The estimated fair value of the Private Placement Warrants is determined using Black-Scholes option pricing model.
The estimated fair value of the Private Placement Warrants and the initial fair value of the Class 1 Warrants were measured using Black-Scholes Option Pricing Method and a Monte Carlo simulation model, respectively. The estimated fair value of the Class 1 Warrants and the Private Placement Warrants were determined using Level 3 inputs. Inherent in a Monte Carlo simulation model and Black-Scholes Option Pricing Method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the instruments. The expected life of the instruments are assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
As of June 30, 2022, the estimated aggregate fair value of the embedded derivative within the Working Capital Loan is $0, based on a discounted cash flow approach and utilizing an option pricing model to value the conversion feature, with key assumptions including expected volatility of 5.1%, a discount rate of 14.95%, an estimated term of 8 months, warrant value of $0.29 per Private Placement Warrant and risk-free rates of 2.80
%. The fair value is based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumption about the assumptions a market participant would use in pricing the embedded feature. The embedded conversion option is not clearly and closely related to the debt host instrument and was bifurcated from the loan host instrument, with a de minimis value, and classified on a combined basis with the loan host instrument in Working Capital Loan—related party in the accompanying condensed balance sheets.
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the outstanding warrants at their measurement dates:

	As of June 30, 2022	As of March 4, 2022

Exercise price	$11.50	$11.50
Stock price	$9.32	$9.18
Term (years)	5.6	6.0
Volatility	5.1%	8.9%
Risk-free rate	3.02%	1.87%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative liabilities, measured using Level 3 inputs, for the three and six months ended June 30, 2022, is summarized as follows:

Derivative warrant liabilities at December 31, 2021	$—
Issuance of Class 1 Warrants and Private Warrants - Level 3	15,990,000
Change in fair value of derivative warrant liabilities	(390,000)

Derivative warrant liabilities at March 31, 2022	15,600,000
Transfer of Class 1 Warrants to Level 1	(9,200,000)
Change in fair value of derivative warrant liabilities	(1,760,000)

Derivative warrant liabilities at June 30, 2022	$4,640,000